Trade and Other Current Payables (Tables)	12 Months Ended
Dec. 31, 2018
TRADE AND OTHER CURRENT PAYABLES.
Summary of Trade and Other Current Payables

	Current		Non-current
	12-31-2018	12-31-2017	12-31-2018	12-31-2017
Trade and Other Payables	ThCh$	ThCh$	ThCh$	ThCh$
Energy suppliers	155,123,059	172,042,187	—	—
Fuel and gas suppliers	39,787,839	13,300,051	—	—
Payables for goods and services	155,054,466	149,301,377	6,766	4,485
Payables for assets acquisition	116,157,897	92,806,426	2,106,099	—
Subtotal Trade Payables	466,123,261	427,450,041	2,112,865	4,485
Other Payables
Dividends payable to third parties	52,059,048	95,150,149	—	—
Warranty deposits	365,857	402,107	—	—
Fines and complaints	165,102	—	—	—
Taxes payables other than income tax	1,742,603	4,894,779	—	—
Accounts payable to staff	30,686,679	27,466,888	—	—
Other payables	3,143,774	614,554	471,315	655,339
Subtotal Other current payables	88,163,063	128,528,477	471,315	655,339
Total	554,286,324	555,978,518	2,584,180	659,824